Fair Value Measurements - Schedule of Significant Unobservable Inputs (Details) - Derivative Liabilities [Member]	Mar. 31, 2026	Mar. 31, 2025
Spot price (US$) [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Significant unobservable inputs		1.64
Risk-free rate [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Significant unobservable inputs		4.03
Expected volatility [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Significant unobservable inputs		69.3
Expected expiry years (in years) [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Significant unobservable inputs		0.56